Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of fixed assets
	Computers	Leasehold improvements	Laboratory equipment	Machinery and equipment	Office furniture, equipment and accessories	Total
	USD thousands
Cost
Balance as at January 1, 2020	29	11	89	-	1	130
Additions during the year	43	46	466	243	27	825
Effect of changes in exchange rates	2	1	18	-	1	22
Dispositions in the year	-	-	-		1	1

Cost as at December 31, 2020	74	58	573	243	28	976

Accumulated depreciation
Balance as at January 1, 2020	2	-	1	-	-	3
Depreciation during the year	15	10	37	4	1	67
Dispositions in the year	-	-	-	-	-	-

Accumulated depreciation as at December 31, 2020	17	10	38	4	1	70

Depreciated balance as at December 31, 2020	57	48	535	239	27	906

Balance as at January 1, 2021	74	58	573	243	28	976
Additions through acquisition of a subsidiary	14	3	556	-	-	573
Additions during the year	98	75	1,608	77	27	1,885
Effect of changes in exchange rates	2	(1)	(56)	13	2	(40)

Cost as at December 31, 2021	188	135	2,681	333	57	3,394

Accumulated depreciation
Balance as at January 1, 2021	17	10	38	4	1	70
Depreciation during the year	42	22	296	31	3	394
Effect of changes in exchange rates	2	1	4	1	-	8

Accumulated depreciation as at December 31, 2021	61	33	338	36	4	472

Depreciated balance as at December 31, 2021	127	102	2,343	297	53	2,922